ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 9.3%

Debt Fund – 9.3%
AdvisorShares Sage Core Reserves ETF†
(Cost $2,485,250)	25,000	$2,493,500

MONEY MARKET FUND – 43.6%
STIT - Government & Agency Portfolio, Institutional Class, 1.83%(a) (Cost $11,605,632)	11,605,633	11,605,633
Total Investments Before Securities Sold, Not Yet Purchased
(Cost $14,090,882)		14,099,133

Securities Sold, Not Yet Purchased – (98.5)%(b)

COMMON STOCKS – (98.5)%

Airlines – (1.0)%
American Airlines Group, Inc.	(9,919)	(267,515)

Apparel – (1.9)%
PVH Corp.	(3,126)	(275,807)
Tapestry, Inc.	(8,526)	(222,102)
Total Apparel		(497,909)

Auto Manufacturers – (2.1)%
Navistar International Corp.*	(9,468)	(266,146)
Tesla, Inc.*	(1,259)	(303,255)
Total Auto Manufacturers		(569,401)

Auto Parts & Equipment – (3.6)%
Adient PLC	(18,926)	(434,541)
Goodyear Tire & Rubber Co. (The)	(18,932)	(272,715)
Lear Corp.	(2,214)	(261,031)
Total Auto Parts & Equipment		(968,287)

Banks – (3.0)%
Bank OZK	(8,312)	(226,668)
State Street Corp.	(5,003)	(296,128)
Texas Capital Bancshares, Inc.*	(5,003)	(273,414)
Total Banks		(796,210)

Beverages – (0.9)%
National Beverage Corp.	(5,164)	(229,075)

Biotechnology – (3.0)%
Biogen, Inc.*	(1,206)	(280,781)
Nektar Therapeutics*	(13,856)	(252,387)
United Therapeutics Corp.*	(3,187)	(254,163)
Total Biotechnology		(787,331)

Chemicals – (8.0)%
Albemarle Corp.	(4,075)	(283,294)
Cabot Corp.	(6,418)	(290,864)
Chemours Co. (The)	(15,109)	(225,729)
Huntsman Corp.	(13,532)	(314,754)
Mosaic Co. (The)	(11,425)	(234,213)
Olin Corp.	(13,828)	(258,860)
Univar Solutions, Inc.*	(13,424)	(278,682)
Westlake Chemical Corp.	(3,858)	(252,776)
Total Chemicals		(2,139,172)

Coal – (0.7)%
Peabody Energy Corp.	(13,138)	(193,391)

Commercial Services – (4.1)%
2U, Inc.*	(16,805)	(273,585)
Healthcare Services Group, Inc.	(8,748)	(212,489)
WW International, Inc.*	(15,761)	(596,081)
Total Commercial Services		(1,082,155)

Computers – (1.8)%
DXC Technology Co.	(7,409)	(218,565)
NetApp, Inc.	(4,878)	(256,144)
Total Computers		(474,709)

Diversified Financial Services – (2.9)%
Affiliated Managers Group, Inc.	(3,081)	(256,801)
Alliance Data Systems Corp.	(1,940)	(248,572)
Invesco Ltd.	(16,358)	(277,105)
Total Diversified Financial Services		(782,478)

Electric – (0.7)%
PG&E Corp.*	(17,530)	(175,300)

Engineering & Construction – (1.0)%
Fluor Corp.	(14,458)	(276,582)

Entertainment – (0.9)%
Scientific Games Corp.*	(11,834)	(240,822)

Food – (2.8)%
Hain Celestial Group, Inc. (The)*	(11,649)	(250,162)
Ingredion, Inc.	(3,051)	(249,389)
Kraft Heinz Co. (The)	(8,533)	(238,369)
Total Food		(737,920)

Healthcare - Products – (1.7)%
ABIOMED, Inc.*	(974)	(173,265)
Align Technology, Inc.*	(1,500)	(271,380)
Total Healthcare - Products		(444,645)

Healthcare - Services – (1.0)%
MEDNAX, Inc.*	(11,602)	(262,437)

Home Builders – (1.0)%
Thor Industries, Inc.	(4,776)	(270,513)

Housewares – (1.4)%
Newell Brands, Inc.	(19,686)	(368,522)

Insurance – (2.1)%
Brighthouse Financial, Inc.*	(7,367)	(298,143)
Unum Group	(8,546)	(253,987)
Total Insurance		(552,130)

Internet – (2.0)%
GrubHub, Inc.*	(4,469)	(251,203)
TripAdvisor, Inc.*	(6,986)	(270,218)
Total Internet		(521,421)

Iron / Steel – (1.8)%
Steel Dynamics, Inc.	(9,225)	(274,905)
United States Steel Corp.	(18,439)	(212,971)
Total Iron / Steel		(487,876)

Machinery - Construction & Mining – (0.9)%
Terex Corp.	(9,291)	(241,287)

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Machinery - Diversified – (1.1)%
Wabtec Corp.	(3,942)	$(283,272)

Mining – (0.7)%
Alcoa Corp.*	(9,061)	(181,854)

Miscellaneous Manufacturing – (0.9)%
General Electric Co.	(26,465)	(236,597)

Oil & Gas – (11.7)%
Antero Resources Corp.*	(82,537)	(249,262)
Apache Corp.	(7,565)	(193,664)
Centennial Resource Development, Inc., Class A*	(59,732)	(269,690)
Cimarex Energy Co.	(5,853)	(280,593)
Concho Resources, Inc.	(2,778)	(188,626)
Continental Resources, Inc.*	(6,919)	(213,036)
EQT Corp.	(18,881)	(200,894)
Marathon Oil Corp.	(20,910)	(256,566)
Noble Energy, Inc.	(13,397)	(300,896)
Occidental Petroleum Corp.	(5,129)	(228,087)
Parsley Energy, Inc., Class A	(14,298)	(240,206)
Transocean Ltd.*	(56,318)	(251,741)
WPX Energy, Inc.*	(23,666)	(250,623)
Total Oil & Gas		(3,123,884)

Oil & Gas Services – (6.6)%
Baker Hughes, a GE Co.	(11,830)	(274,456)
Core Laboratories N.V.	(6,422)	(299,394)
Halliburton Co.	(11,831)	(223,014)
National Oilwell Varco, Inc.	(9,316)	(197,499)
Patterson-UTI Energy, Inc.	(29,225)	(249,874)
RPC, Inc.	(50,030)	(280,668)
Schlumberger Ltd.	(6,938)	(237,072)
Total Oil & Gas Services		(1,761,977)

Packaging & Containers – (1.8)%
Owens-Illinois, Inc.	(25,587)	(262,779)
Westrock Co.	(5,952)	(216,950)
Total Packaging & Containers		(479,729)

Pharmaceuticals – (6.9)%
AbbVie, Inc.	(3,449)	(261,158)
Agios Pharmaceuticals, Inc.*	(5,518)	(178,783)
Alkermes PLC*	(11,152)	(217,576)
Cigna Corp.	(1,849)	(280,660)
Herbalife Ltd.*	(7,021)	(265,815)
Mylan NV*	(14,304)	(282,933)
Perrigo Co. PLC	(6,335)	(354,063)
Total Pharmaceuticals		(1,840,988)

REITS – (2.1)%
Macerich Co. (The)	(7,169)	(226,469)
Senior Housing Properties Trust	(36,739)	(340,019)
Total REITS		(566,488)

Retail – (10.3)%
Foot Locker, Inc.	(6,711)	(289,647)
Gap, Inc. (The)	(15,073)	(261,667)
Kohl’s Corp.	(5,236)	(260,020)
L Brands, Inc.	(10,807)	(211,709)
Macy’s, Inc.	(12,050)	(187,257)
Michaels Cos., Inc. (The)*	(47,323)	(463,292)
Nordstrom, Inc.	(7,212)	(242,828)
Nu Skin Enterprises, Inc., Class A	(6,286)	(267,344)
Qurate Retail, Inc., Series A*	(25,372)	(261,712)
Walgreens Boots Alliance, Inc.	(5,476)	(302,878)
Total Retail		(2,748,354)

Semiconductors – (1.1)%
IPG Photonics Corp.*	(2,105)	(285,438)

Telecommunications – (2.1)%
CenturyLink, Inc.	(22,615)	(282,235)
CommScope Holding Co., Inc.*	(24,448)	(287,509)
Total Telecommunications		(569,744)

Textiles – (1.0)%
Mohawk Industries, Inc.*	(2,260)	(280,398)

Toys/Games/Hobbies – (1.0)%
Mattel, Inc.*	(23,464)	(267,255)

Transportation – (0.9)%
FedEx Corp.	(1,645)	(239,463)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(30,214,500)]		(26,232,529)

Total Investments – (45.6)%
(Cost $(16,123,618))		(12,133,396)
Other Assets in Excess of Liabilities – 145.6%		38,758,936
Net Assets – 100.0%		$26,625,540

ETF - Exchange Traded Fund

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of September 30, 2019.
(b)	As of September 30, 2019 cash in the amount of $25,823,043 has been segregated as collateral from the broker for securities sold short.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$2,493,500	$–	$–	$2,493,500
Money Market Fund	11,605,633	–	–	11,605,633
Total	$14,099,133	$–	$–	$14,099,133

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(26,232,529)	$–	$–	$(26,232,529)
Total	$(26,232,529)	$–	$–	$(26,232,529)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Airlines	(1.0)%
Apparel	(1.9)
Auto Manufacturers	(2.1)
Auto Parts & Equipment	(3.6)
Banks	(3.0)
Beverages	(0.9)
Biotechnology	(3.0)
Chemicals	(8.0)
Coal	(0.7)
Commercial Services	(4.1)
Computers	(1.8)
Debt Fund	9.3
Diversified Financial Services	(2.9)
Electric	(0.7)
Engineering & Construction	(1.0)
Entertainment	(0.9)
Food	(2.8)
Healthcare - Products	(1.7)
Healthcare - Services	(1.0)
Home Builders	(1.0)
Housewares	(1.4)
Insurance	(2.1)
Internet	(2.0)
Iron / Steel	(1.8)
Machinery - Construction & Mining	(0.9)
Machinery - Diversified	(1.1)
Mining	(0.7)
Miscellaneous Manufacturing	(0.9)
Oil & Gas	(11.7)
Oil & Gas Services	(6.6)
Packaging & Containers	(1.8)
Pharmaceuticals	(6.9)
REITS	(2.1)
Retail	(10.3)
Semiconductors	(1.1)
Telecommunications	(2.1)
Textiles	(1.0)
Toys/Games/Hobbies	(1.0)
Transportation	(0.9)
Money Market Fund	43.6
Total Investments	(45.6)
Other Assets in Excess of Liabilities	145.6
Net Assets	100.0%

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2019 were as follows:

Affiliated Fund Name	Value at 6/30/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2019	Value at 9/30/2019	Dividend Income
AdvisorShares Sage Core Reserves ETF	$2,490,250	$–	$–	$–	$3,250	25,000	$2,493,500	$13,308